Dreyfus/The Boston Company Small Cap Value Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 23, 2017 (SEC Accession No. 0000914775-17-000034).